Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue	$ 138,526	$ 27,100	$ 182,645	$ 33,900	$ 50,674	$ 107,760
Operating expenses
Sales and marketing	60,405	25,015	122,321	28,036	36,675	91,319
General and administrative	857,759	630,365	1,506,831	4,165,972	7,037,957	4,312,499
Total operating expenses	918,164	655,380	1,629,152	4,194,008	7,074,632	4,403,818
Loss from operations	(779,638)	(628,280)	(1,446,507)	(4,160,108)	(7,023,958)	(4,296,058)
Other (income) expense
Other (income) expense	1,189		(4,660)		(192)	(612)
Interest expense	33,008		66,062		11,000
Loss on Asset					22,145
Total other expense	34,197		61,402		69,518	(612)
Net loss before income taxes	(813,835)	(628,280)	(1,507,909)	(4,160,108)	(7,093,476)	(4,295,446)
Income taxes
Net Loss	$ (813,835)	$ (628,280)	$ (1,507,909)	$ (4,160,108)	$ (7,056,911)	$ (4,295,446)
Basic and diluted per common share amounts:
Basic net loss	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.02)	$ (0.02)	$ (0.03)
Diluted net loss	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.02)	$ (0.02)	$ (0.03)
Weighted average number of common shares outstanding, basic	383,961,085	266,494,577	368,153,733	259,314,715	292,965,978	162,781,188
Weighted average number of common shares outstanding, diluted	383,961,085	266,494,577	368,153,733	259,314,715	292,965,978	162,781,188
Previously Reported [Member]
Other (income) expense
Interest expense					$ 47,565
Net Loss					$ (7,093,476)	$ (4,295,446)